Business Combination and Acquisitions - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Dec. 23, 2021	Dec. 16, 2021	Jul. 16, 2021	Apr. 14, 2021	Dec. 18, 2020	Nov. 16, 2020	Nov. 11, 2020	Oct. 18, 2019	Dec. 31, 2021	Dec. 31, 2020	Oct. 09, 2021
Business Acquisition [Line Items]
Common stock, share issued									115,807,337	67,673,884
Warrant price per share											$ 11.50
Purchase of warrants (in Shares)											1
Cash payment of business combination									$ 264,718
Units exchanged in Detroit Speed transaction										$ 2,000
Business acquisition intangible assets including goodwill acquired									13,145
IPO [Member]
Business Acquisition [Line Items]
Warrants expiration term			5 years
Warrant price per share			$ 11.50
Warrants Expire Date			Jul. 16, 2026
Public Warrants [Member] | IPO [Member]
Business Acquisition [Line Items]
Purchase of warrants (in Shares)			8,333,310
Private Placement Warrants [Member] | IPO [Member]
Business Acquisition [Line Items]
Purchase of warrants (in Shares)			4,666,667
Merger Agreement | PIPE Investors
Business Acquisition [Line Items]
Repayment Of Outstanding Principal			$ 100,000
A&R FPA
Business Acquisition [Line Items]
Proceeds from issuance of common stock			$ 50,000
Warrant price per share			$ 11.50
A&R FPA | Common Stock
Business Acquisition [Line Items]
Common stock, share issued			5,000,000
A&R FPA | Warrant
Business Acquisition [Line Items]
Purchase of warrants (in Shares)			1,666,667
Subscription Agreement [Member] | PIPE Investors
Business Acquisition [Line Items]
Common stock shares subscribed but not issued			24,000,000
Sale of stock issue price per share			$ 10.00
Common stock shares subscribed but not issued value			$ 240,000
Finspeed LLC, Classic Instruments LLC, ADS Precision Machining Inc, Rocket Performance Machine Inc and Speartech Fuel Injections Systems Inc [Members]
Business Acquisition [Line Items]
Cash payment of business combination									$ 19,685
Finspeed LLC, Classic Instruments LLC, ADS Precision Machining Inc, Rocket Performance Machine Inc and Speartech Fuel Injections Systems Inc [Members] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets useful life									18 years
Baer, Inc. [Member]
Business Acquisition [Line Items]
Date of acquisitions	Dec. 23, 2021
Cash payment of business combination	$ 22,170
Business acquisition intangible assets including goodwill acquired	19,068
Business combination transaction costs expensed									$ 222
Accounts Receivable Acquired	$ 800
Baer, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets useful life	20 years
Brothers Mail Order Industries, Inc. [Member]
Business Acquisition [Line Items]
Date of acquisitions		Dec. 16, 2021
Cash payment of business combination		$ 25,836
Business acquisition intangible assets including goodwill acquired		24,536
Business combination transaction costs expensed									191
Accounts Receivable Acquired		$ 22
Range Technologies Inc. [Member]
Business Acquisition [Line Items]
Date of acquisitions								Oct. 18, 2019
Cash payment of business combination								$ 7,239
Business combination ownership acquired								100.00%
Business acquisition intangible assets including goodwill acquired								$ 8,277
Accounts Receivable Acquired								$ 94
Range Technologies Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets useful life								14 years
Empower Sponsor Holdings LLC [Member] | Merger Agreement
Business Acquisition [Line Items]
Business combination contingent consideration shares issuable			2,187,500
Drake Automotive Group LLC [Member]
Business Acquisition [Line Items]
Date of acquisitions							Nov. 11, 2020
Business combination purchase price							$ 49,104
Cash payment of business combination							$ 47,104
Business combination ownership acquired							100.00%
Business combination earn out payment							$ 2,000
Business acquisition intangible assets including goodwill acquired							32,441
Accounts Receivable Acquired							$ 4,155
Drake Automotive Group LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets useful life							20 years
Simpson Performance Products, Inc. [Member]
Business Acquisition [Line Items]
Date of acquisitions						Nov. 16, 2020
Business combination purchase price						$ 117,409
Cash payment of business combination						$ 110,209
Business combination ownership acquired						100.00%
Business combination earn out payment						$ 7,200
Business acquisition intangible assets including goodwill acquired						107,618
Business combination additional potential consideration payment						25,000
Fair value of additional payment						7,200			24,373
Business combination contingent consideration adjustment									17,173
Accounts Receivable Acquired						$ 3,894
Simpson Performance Products, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets useful life						20 years
Simpson Performance Products, Inc. [Member] | Patents [Member]
Business Acquisition [Line Items]
Intangible assets useful life						10 years
Detroit Speed, Inc. [Member]
Business Acquisition [Line Items]
Date of acquisitions					Dec. 18, 2020
Business combination purchase price					$ 11,297
Cash payment of business combination					9,297
Units exchanged in Detroit Speed transaction					2,000
Business acquisition intangible assets including goodwill acquired					4,323
Accounts Receivable Acquired					$ 418
Detroit Speed, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets useful life					10 years
Advance Engine Management Inc. [Member]
Business Acquisition [Line Items]
Date of acquisitions				Apr. 14, 2021
Cash payment of business combination				$ 51,243
Business acquisition intangible assets including goodwill acquired				44,486
Net sales									16,593
Net income									2,664
Business combination transaction costs expensed									$ 2,264
Accounts Receivable Acquired				$ 3,454
Advance Engine Management Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets useful life				20 years
Advance Engine Management Inc. [Member] | Patents [Member]
Business Acquisition [Line Items]
Intangible assets useful life				13 years
Holley Parent Holdings LLC | Merger Agreement
Business Acquisition [Line Items]
Common stock, share issued			67,673,884
Sale of stock issue price per share			$ 10.00
Cash payment of business combination			$ 264,718